Accounts Receivable, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Schedule of Allowance for Doubtful Accounts	The following table presents the allowance for doubtful accounts as of March 31, 2022 and 2021, and the changes therein during the three months ended March 31:

	2022	2021
Balance, beginning of period	$1,848	$1,131
Add: provision for doubtful accounts, net of recoveries	(124)	82
Less: write-offs	(42)	(272)

Balance, end of period	$1,682	$941

The allowance for doubtful accounts as of December 31, 2021 and 2020, and the changes in the allowance for doubtful accounts during the years ended December 31, 2021 and 2020, are as follows:

	2021	2020
Balance, beginning of period	$1,131	$614
Add: provision for doubtful accounts	1,177	1,590
Less: write-offs	$(460)	$(1,073)

Balance, end of period	$1,848	$1,131